SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining 6 months)	$ 1,844,293
2024	3,688,589	$ 140,243
2025	3,688,589	140,243
2026	3,656,574	140,243
2027	3,640,566	140,243
2028		140,243
Thereafter	1,347,706	180,932
Total	$ 17,866,317	$ 882,147